DISCONTINUED OPERATIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Net loss for the period	$ (30,077)	$ (19,563)
Loss on disposal		(109)
Loss from discontinued operations	0	(109)
Africa Mining Division
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Net loss for the period	0	0
Loss on disposal	0	(109)
Loss from discontinued operations	$ 0	$ (109)